FAIR VALUE MEASUREMENTS - Contingent Consideration Assumptions (Details)	Jun. 30, 2021 USD ($) d
Aimtell, PushPros and Aramis | EBITDA expectations
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration assumptions	4,390,925
Aimtell, PushPros and Aramis | Risk adjustment EBITDA
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration assumptions	3,885,625,000
Aimtell, PushPros and Aramis | EBITDA volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration assumptions	1.150
Aimtell, PushPros and Aramis | Iteration (actual)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration assumptions	100,000
Aimtell, PushPros and Aramis | Risk adjustment discount rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration assumptions	0.360
Aimtell, PushPros and Aramis | Risk free / Credit risk
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration assumptions	0.062
Aimtell, PushPros and Aramis | Days gap from period end to payment
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration assumptions | d	90
Crisp Results | EBITDA expectations
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration assumptions	10,581,397
Crisp Results | Risk adjustment EBITDA
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration assumptions	9,680,674,000
Crisp Results | EBITDA volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration assumptions	0.700
Crisp Results | Iteration (actual)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration assumptions	100,000
Crisp Results | Risk adjustment discount rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration assumptions	0.215
Crisp Results | Risk free / Credit risk
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration assumptions	0.062
Crisp Results | Days gap from period end to payment
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration assumptions | d	90